INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Work in progress	¥ 13,568	¥ 28,527
Inventories pledged as collateral for bank loans	0	0
Written-off of provision for inventories	¥ 8,104	¥ 5,973